Financial Instruments and Fair Value Measurements - Additional information (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended										12 Months Ended						12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2013 Cash flow hedge unrealized USD ($)	Dec. 31, 2012 Cash flow hedge unrealized USD ($)	Dec. 31, 2011 Cash flow hedge unrealized USD ($)	Dec. 31, 2010 Cash flow hedge unrealized USD ($)	Dec. 31, 2013 Cash flow hedge realized USD ($)	Dec. 31, 2012 Cash flow hedge realized USD ($)	Dec. 31, 2010 Cash flow hedge realized USD ($)	Dec. 31, 2013 Convertible Senior Notes USD ($)	Dec. 31, 2012 Convertible Senior Notes USD ($)	Dec. 31, 2013 Ocean Rig UDW Notes USD ($)	Dec. 31, 2012 Ocean Rig UDW Notes USD ($)	Dec. 31, 2013 Drill Rigs Notes USD ($)	Dec. 31, 2012 Drill Rigs Notes USD ($)	Dec. 31, 2013 Ocean Rig Mylos and Ocean Rig Skyros USD ($)	Dec. 31, 2013 Four Newbuildings USD ($)	Dec. 31, 2013 Foreign Currency Derivative USD ($)	Dec. 31, 2012 Foreign Currency Derivative USD ($)	Dec. 31, 2011 Foreign Currency Derivative USD ($)	Dec. 31, 2010 Foreign Currency Derivative USD ($)	Dec. 31, 2010 Foreign Currency Derivative NOK	Dec. 31, 2011 Two long-lived assets USD ($)	Dec. 31, 2013 Tankers Saga and Vilamoura USD ($)	Dec. 31, 2013 FFAs USD ($)	Dec. 31, 2012 FFAs USD ($)	Dec. 31, 2011 FFAs USD ($)	Dec. 31, 2013 Loans USD ($)	Dec. 31, 2012 Loans USD ($)	Dec. 31, 2012 Due to hedging termination USD ($)	Dec. 31, 2012 Due to early loan repayment USD ($)
Number of interest rate swaps agreements	27	43	29
Notional amount of derivaive asset	$ 2,900,000	$ 4,600,000	$ 2,600,000																				$ 28,000	174,000
Cash Flow Hedge Gain Loss Reclassified To Consolidated Statement Operations			9,816																													22,904	13,088
Losses on cash flow hedges transferred from other comprehensive loss to statement of operations									550	549																	(550)	(23,453)	(13,456)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months									549
Debt Instrument, Fair Value Disclosure												700,000	544,250	531,250	519,065	863,504	798,000													1,951,790	511,453
Debt Instrument Carrying Amount Net Of Financing Fees												649,966	601,000	493,915	491,704	784,485	781,101													1,839,170	450,433
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income								35,992			16,463
Gain/(loss) on interest rate swaps	8,373	(54,073)	(68,943)		88,859	54,506	28,566
Number of forward freight agreements held																											0	0
Gain Loss On Forward Freight Agreement Not Designated As Hedging Instruments	0	0	1,063
Number of foreign currency forward contracts held	0	0	0	12
Change in fair value of foreign currency forward contracts																				0	0	(1,538)
Long lived assets held and used - carrying amount																									115,134
Assets Held-for-sale, Long Lived, Fair Value Disclosure																			43,490
Impairment of Long-Lived Assets Held-for-use																			43,490						32,584
Two loan agreements	5,728,049
Security deposits, non current	550	550																								5,500
Security deposits, current		8,000
Restricted cash, current	94,170	223,133																6,000
Long derm debt percentage bearing with fixed interest																														$ 1,895,250